Schedule of Share-Based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	$ 3,774	$ 290
Engineering Services [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	2,036	211
General And Administrative Costs [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	1,700	72
Satellite Construction In Progress [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	$ 38	$ 7